John Hancock Disciplined Value Mid Cap Fund Expense Example - Class A C I R2 R4 R6 [Member] - John Hancock Disciplined Value Mid Cap Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 607
Expense Example, with Redemption, 3 Years	834
Expense Example, with Redemption, 5 Years	1,080
Expense Example, with Redemption, 10 Years	1,783
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	288
Expense Example, with Redemption, 3 Years	584
Expense Example, with Redemption, 5 Years	1,005
Expense Example, with Redemption, 10 Years	1,983
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	273
Expense Example, with Redemption, 5 Years	476
Expense Example, with Redemption, 10 Years	1,060
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	396
Expense Example, with Redemption, 5 Years	685
Expense Example, with Redemption, 10 Years	1,510
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	339
Expense Example, with Redemption, 5 Years	596
Expense Example, with Redemption, 10 Years	1,330
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	239
Expense Example, with Redemption, 5 Years	416
Expense Example, with Redemption, 10 Years	$ 929